Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	Note	€m	€m	€m
Profit for the period		153.6	170.5	136.5
Taxation		56.7	56.6	32.0
Net financing costs		73.2	56.0	74.4
Depreciation and amortization		68.3	46.3	42.4
EBITDA		351.8	329.4	285.3
Acquisition purchase price adjustments		—	5.7	—
Exceptional items	7	54.5	17.7	37.2
Other add-backs		25.7	23.6	5.6
Adjusted EBITDA		432.0	376.4	328.1

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	€m	€m	€m
United Kingdom	712.5	585.4	411.9
Italy	394.1	383.6	371.4
Germany	329.6	310.2	300.3
Sweden	175.7	192.7	208.0
France	176.6	174.1	170.0
Norway	120.4	122.5	123.3
Austria	108.2	102.4	96.7
Spain	79.5	76.7	81.2
Rest of Europe	227.7	225.2	193.8
Total external revenue by geography	2,324.3	2,172.8	1,956.6
Non-current assets by geography

	December 31, 2019	December 31, 2018
	€m	€m
United Kingdom	131.3	141.5
Germany	124.9	121.8
Italy	68.2	52.5
Sweden	51.1	26.5
Norway	29.6	14.3
France	17.2	17.0
Rest of Europe	56.0	52.4
Total non-current assets by geography	478.3	426.0